Pension Plan (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Pension Plan
Defined Contribution Plan, Employer Matching Contribution, Percent	20.00%	20.00%
Expenses related to defined contribution plan	$ 18	¥ 115	¥ 1,474	¥ 1,592